Segment Information - Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 308,663		$ 273,426	$ 267,927		$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 899,599		$ 797,512		$ 1,070,938	$ 973,701	$ 878,159
Amortization of intangibles	7,699			7,116								22,049		20,298		26,933	27,427	27,631
Income (loss) from operations	27,789	[1]	27,944	25,355	[2]	16,061	26,104	22,782	18,293	25,535	20,226	78,623	[3]	67,520	[4]	95,464	86,836	68,663
Operating Segments [Member] | Full Service Center-based Care [Member]
Segment Reporting Information [Line Items]
Revenue	263,198			230,046								775,358		689,678		922,214	844,595	769,235
Amortization of intangibles	7,442			6,859								21,279		19,528		25,906	25,178	25,324
Income (loss) from operations	16,392	[1]		16,201	[2]							49,326	[3]	44,108	[4]	60,154	58,950	46,770
Operating Segments [Member] | Back-up Dependent Care [Member]
Segment Reporting Information [Line Items]
Revenue	38,648			33,008								107,526		94,755		130,082	114,502	99,086
Amortization of intangibles	181			182								543		544		725	1,947	2,057
Income (loss) from operations	10,215	[1]		8,382	[2]							28,609	[3]	23,591	[4]	33,863	28,669	21,141
Operating Segments [Member] | Other Educational Advisory Services [Member]
Segment Reporting Information [Line Items]
Revenue	6,817			4,873								16,715		13,079		18,642	14,604	9,838
Amortization of intangibles	76			75								227		226		302	302	250
Income (loss) from operations	$ 1,182	[1]		$ 772	[2]							$ 688	[3]	$ (179)	[4]	$ 1,447	$ (783)	$ 752

[1]	For the quarter ended September 30, 2013, income from operations includes acquisition-related expenses of $1.7 million related to full service center-based care.
[2]	For the quarter ended September 30, 2012, income from operations includes expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.0 million, allocated on a proportionate basis to each segment ($0.7 million to full service center-based care, $0.2 million to back-up dependent care, and $0.1 million to other educational services).
[3]	For the nine months ended September 30, 2013, income from operations includes expenses incurred in connection with the Offering completed in January 2013, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment, and $3.5 million of acquisition-related expenses related to full-service center-based care ($13.3 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).
[4]	For the nine months ended September 30, 2012, income from operations includes expenses incurred in connection with the modification of stock options in the amount of $15.1 million and expenses incurred in connection with the Offering completed in January 2013 in the amount of $1.4 million, allocated on a proportionate basis to each segment ($12.2 million to full service center-based care, $3.0 million to back-up dependent care, and $1.3 million to other educational advisory services).